Active Passive Very Aggressive Portfolio Annual Fund Operating Expenses - Active Passive Very Aggressive Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Active Passive All Equity Portfolio
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.30%
Acquired Fund Fees and Expenses	0.36%
Expenses (as a percentage of Assets)	0.81%	[1]
Fee Waiver or Reimbursement	(0.18%)	[2]
Net Expenses (as a percentage of Assets)	0.63%	[1],[2]

[1]	Includes fees and expenses incurred indirectly by the Portfolio as a result of investments in other investment companies (Acquired Fund Fees and Expenses). The operating expenses of the Portfolio reflected in the Portfolio's most recent annual report and Financial Highlights do not include the Acquired Fund Fees and Expenses.
[2]	The Portfolio's investment adviser has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding taxes, brokerage, other investment-related costs, interest and dividend expenses and charges, acquired fund fees and expenses and such non-recurring and extra ordinary expenses as they may arise) to an annual rate of 0.27% of the Portfolio's average net assets. These contractual agreements will continue through at least April 30, 2027 and may not be terminated prior to that date without action by the Board of Directors.